NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

12. NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(15,266,184)	(16,432,308)	(42,397,279)
Deemed contribution from convertible redeemable preferred shareholders	1,186,187	—	—
Accretion of convertible redeemable preferred shares to redemption value	(222,846)	(246,184)	(248,113)
Net loss attributable to ordinary shareholders	(14,302,843)	(16,678,492)	(42,645,392)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	15,159,136	15,178,232	15,950,698
Net Loss per share—basic and diluted	(0.94)	(1.10)	(2.67)

The effects of all outstanding convertible redeemable preferred shares and share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2018, 2019 and 2020 as their effects would be anti‑dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti‑dilutive are as follows:

	For the years ended
	December 31,
	2018	2019	2020
Convertible redeemable preferred shares	20,430,200	21,977,914	27,249,824
Share options	293,133	582,526	1,795,932